Consolidated Statement of Income - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [LineItems]
Interest income		$ 612,465,374	$ 439,126,515	$ 461,853,526
Interest expense		(307,140,282)	(183,872,424)	(178,866,319)
Net Interest Income		305,325,092	255,254,091	282,987,207
Commissions income		75,402,581	72,042,451	72,749,668
Commissions expense		(7,413,595)	(6,878,052)	(6,019,529)
Net Commissions Income		67,988,986	65,164,399	66,730,139
Subtotal (Net Interest income plus Net Commissions income)		373,314,078	320,418,490	349,717,346
Net gain from measurement of financial instruments at fair value through profit or loss		45,158,876	32,491,457	41,100,715
Profit from sold or derecognized assets at amortized cost		169,626	475,397	3,801,250
Difference in quoted prices of gold and foreign currency		62,273,582	9,053,376	12,436,304
Other operating income		21,177,436	15,259,712	15,788,439
Credit loss expense on financial assets		(6,897,807)	(5,056,287)	(23,114,986)
Net Operating Income before expenses, depreciation and amortization		495,195,791	372,642,145	399,729,068
Employee benefits		(77,638,291)	(76,906,728)	(78,206,282)
Administrative expenses		(39,155,671)	(39,137,679)	(42,750,706)
Depreciation and amortization of fixed assets		(15,248,627)	(13,880,389)	(12,944,070)
Other operating expenses		(75,059,038)	(66,705,286)	(60,207,150)
Net Operating Income after expenses, depreciation and amortization		288,094,164	176,012,063	205,620,860
(Loss) / Income from associates and joint arrangements		(113,516)	170,439	(20,155)
Loss on net monetary position		(228,837,116)	(129,316,600)	(90,338,449)
Income before tax on continuing operations		59,143,532	46,865,902	115,262,256
Income tax on continuing operations		(18,369,866)	(2,310,310)	(38,361,162)
Net Income from continuing operations		40,773,666	44,555,592	76,901,094
Net Income for the fiscal year		40,773,666	44,555,592	76,901,094
Net Income for the fiscal year attributable to controlling interest		40,766,589	44,554,136	76,900,028
Net Income for the fiscal year attributable to non-controlling interest		$ 7,077	$ 1,456	$ 1,066
Basic earnings per share	[1]	$ 63.7563	$ 69.6797	$ 120.2666

[1]	The Bank does not have any financial instrument that should be considered as dilut ed . Therefore, basic and dilutive earning per share is the same amount.